James Alpha Funds Trust

FUND	Class A	Class C	Class I	Class R6
James Alpha Hedged High Income Fund	INCAX	INCCX	INCIX	INCSX

Supplement dated August 5, 2021 to the Prospectus, Summary Prospectus, and
Statement of Additional Information of the James Alpha Hedged High Income Fund

dated March 22, 2021

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information.

Effective immediately, Concise Capital Management, LP (“Concise”) and Amundi Asset Management US, Inc. (“Amundi US”) no longer serve as Sub-Advisers of the James Alpha Hedged High Income Fund (the “Fund”). Therefore, all references to Concise and Amundi US as Sub-Advisers and Glenn Koach, Tom Krasner, and Jonathan Duensing as portfolio managers of the Fund are deleted from the Prospectus, Summary Prospectus, and Statement of Additional Information.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and Statement of Additional Information, each dated March 22, 2021. Please retain this Supplement for future reference.